Related Parties (Details)	Jun. 29, 2024 USD ($)	Jun. 14, 2024 USD ($) t	Jun. 30, 2024 USD ($)
Related Parties [Line Items]
Number of items sold (in Metric Tons) | t		15,000
Amount payable		$ 6,600,000
Related to convertible note	$ 1,000,000
Agreement to number of years right to use	5 years
Moolec Science S.A. [Member]
Related Parties [Line Items]
Amount payable		$ 6,600,000
IP rights HB4 Technology - BIOX [Member]
Related Parties [Line Items]
Related to convertible note	$ 1,000,000
Invim Corporativo S.L. [Member]
Related Parties [Line Items]
Convertible note instrument			$ 10,000,000